20.COMMITMENTS AND CONTINGENCIES (Details Nattative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Jun. 30, 2017
Revenues	$ 6,808,014	$ 1,146,225	$ 15,172,517	$ 1,171,410	$ 9,395,625	$ 3,100,834	[1]
Security deposit								$ 44,788
Letter of credit								$ 100,000
Rent expense	314,959		506		220,426	$ 226,212
Deferred compensation expense			382,664
Employee Benefit Plan [Member]
Contributions	58,848		206,916
Leases [Member]
Rent expense	292,415		924,389
Kids Club [Member]
Revenues	6,225		27,253
Incentive Compensation Plan
Deferred compensation expense			382,664
Recorded compensation expense			103,760
Tax Filings [Member]
Late filing penalties	$ 40,000		$ 40,000		$ 40,000

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.